LONG-TERM INVESTMENT (Details)					12 Months Ended
	Sep. 30, 2021 USD ($)	Aug. 04, 2021 USD ($)	Apr. 08, 2021 USD ($)	Apr. 04, 2021 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2011 CNY (¥)
LONG-TERM INVESTMENT
Payments to acquire equity securities							$ 25,000,000
Wenzhou Longlian Development
LONG-TERM INVESTMENT
Dividend income							$ 50,713
Wenzhou Longlian Development Co., Ltd.
LONG-TERM INVESTMENT
Equity method investments | ¥								¥ 2,083,300
Ownership percentage								2.0833%
Long-term investment					$ 292,866	$ 323,323
CG Malta
LONG-TERM INVESTMENT
Investment at cost						25,000,000
Impairment loss					$ 25,000,000
CG Malta | Subscription agreement
LONG-TERM INVESTMENT
Ownership percentage			12.00%
Payments to acquire equity securities			$ 35,000,000	$ 15,000,000
Additional interest agreed to acquire			13
Subscription agreement term			4 months
Impairment loss						$ 0
CG Malta | First amendment to the subscription agreement
LONG-TERM INVESTMENT
Ownership percentage		15.73%
Payments to acquire equity securities	$ 10,000,000	$ 35,000,000